Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Stock Options Activities

The following table sets forth the stock options activities for the years ended December 31, 2023, 2024 and 2025:

	Number of shares*	Weighted average exercise price*	Weighted average remaining contractual term (in years)	Weighted average grant date fair value*
		US$		US$
Outstanding as of December 31, 2022	824	0.009	2.69	53,100
-Exercised	(62)	0.009
-Forfeited	(31)	0.009
Outstanding as of December 31, 2023	731	0.009	1.85	46,800
-Exercised	(6)	0.009
-Forfeited	(1)	0.009
Outstanding as of December 31, 2024	724	0.009	1.21	46,395
Outstanding as of December 31, 2025	724	0.009	0.56	46,395
Exercisable as of December 31, 2025	724	0.009	0.56	46,395

*	Retrospectively restated to reflect the 2025 Share Consolidation.

Schedule of Fair Value Assumptions

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	2019	2021
Expected volatility	60.00%	48.56%
Risk-free interest rate (per annum)	2.80%	1.25%
Exercise multiple	2.20%	2.20%
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	5.0	5.0